SHARE-BASED PLANS	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED PLANS	SHARE-BASED PLANS
Employee plans
Indivior Long-Term Incentive Plan (LTIP)
In 2015, a share-based incentive plan was introduced for employees (including Executive Directors) of the Group. An award under the LTIP can take the form of a nil-cost option, a market value option or a conditional award.
The Remuneration Committee may determine the vesting of awards is conditional upon the satisfaction of one or more performance conditions. Awards with performance conditions granted under the LTIP will normally have a performance period of at least three years. Awards granted to Executive Directors are subject to a further two years post-vesting period.
The fair values of awards granted under the Long-Term Incentive Plans are calculated using a Monte Carlo simulation model. The key assumptions in the simulation model are share price of the Company, expected volatilities of the Company, risk-free rate and dividend yield.
For all plans, the inputs to the option pricing models are reassessed for each grant. The following assumptions were used in calculating the fair value of options granted under the LTIP schemes.

Award	Grant date	Performance period	Share price on grant date £	Volatility %(1)	Dividend yield %	Expected life in years	Risk-free interest rate(2)	Weighted average fair value £	Exercisable shares(3) (thousands)
2021	March 1, 2021	2021-23	1.29	115	0	5	0.10	1.16	514
2021	March 1, 2021	2021-23	1.29	115	0	3	0.10	1.17	1,977
2022	March 1, 2022	2022-24	2.81	64	0	5	0.90	2.23	285
2022	March 1, 2022	2022-24	2.81	64	0	3	0.90	2.41	1,172
2022	August 3, 2022	2022-24	3.27	64	0	3	0.90	2.25	70
2023	March 3, 2023	2023-25	15.12	49	0	5	3.80	9.13	297
2023	March 3, 2023	2023-25	15.12	49	0	3	3.80	10.63	1,428
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(1)The expected volatility is based on historical volatility over the period of time commensurate with the expected award term immediately prior to the date of grant.
(2)The risk-free interest rate reflects the continuous risk-free yield based on the U.K. Government interest rates as of the valuation date, based upon a maturity commensurate with the performance period.
(3)Exercisable shares for the 2020-2022 awards reflect the impact of the 5:1 share consolidation completed in October 2022.

The maximum number of shares that could vest under the Group’s LTIP was:

(in millions)	Total LTIP
Outstanding at January 1, 2021	34
Awarded	14
Vested/exercised	(1)
Forfeited	(7)
Outstanding at December 31, 2021	40
Awarded	8
Vested/exercised	(4)
Forfeited	(5)
Share consolidation	(31)
Outstanding at December 31, 2022	8
Awarded	2
Vested/exercised	(2)
Forfeited	(1)
Outstanding at December 31, 2023	7
For awards outstanding at year end, the weighted average remaining contractual life is 1.04 years (2022: 0.97 years; 2021: 1.25 years).
Other employee plans
The Group operates an HMRC-approved SAYE plan for U.K. employees and U.S. Employee Stock Purchase Plan (ESPP) for U.S. employees. The amounts recognized for these plans are not material for disclosure.
Charged to income statement
The expense charged to the consolidated income statement for share-based payments is as follows:

(in millions)	2023	2022	2021
Granted in current year	(8)	(7)	(6)
Granted in prior years	(15)	(9)	(7)
Unvested awards due to unmet conditions	1	—	2
Total share-based expense for the year	$(22)	$(16)	$(11)